UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5450

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2009

Global Governments Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

Global Governments Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 92.7%
Foreign Bonds - 69.5%
Australia - 1.1%
Commonwealth of Australia, 6.25%, 2014	AUD	114,000	$87,772

Belgium - 3.3%
Kingdom of Belgium, 5.5%, 2017	EUR	172,000	$256,124

Canada - 3.8%
Bayview Commercial Asset Trust, FRN, 1.155%, 2023 (z)	CAD	30,000	$15,954
Canada Housing Trust, 4.6%, 2011 (n)	CAD	52,000	44,321
Government of Canada, 4.5%, 2015	CAD	170,000	154,559
Government of Canada, 4.25%, 2018	CAD	68,000	61,033
Government of Canada, 5.75%, 2033	CAD	18,000	19,109

			$294,976

Denmark - 1.3%
Kingdom of Denmark, 4%, 2015	DKK	523,000	$97,366

France - 4.7%
Republic of France, 6%, 2025	EUR	190,000	$310,830
Republic of France, 4.75%, 2035	EUR	40,000	57,790

			$368,620

Germany - 10.3%
Federal Republic of Germany, 5%, 2011	EUR	62,000	$88,959
Federal Republic of Germany, 3.75%, 2013	EUR	108,000	152,906
Federal Republic of Germany, 3.75%, 2015	EUR	166,000	236,105
Federal Republic of Germany, 4.25%, 2018	EUR	42,000	61,800
Federal Republic of Germany, 6.25%, 2030	EUR	153,000	263,630

			$803,400

Italy - 9.5%
Republic of Italy, 4.75%, 2013	EUR	386,000	$546,354
Republic of Italy, 5.25%, 2017	EUR	134,000	195,456

			$741,810

Japan - 20.7%
Government of Japan, 1.3%, 2014	JPY	16,000,000	$165,482
Government of Japan, 1.7%, 2017	JPY	86,000,000	909,500
Government of Japan, 2.1%, 2024	JPY	25,000,000	260,271
Government of Japan, 2.2%, 2027	JPY	21,000,000	221,429
Government of Japan, 2.4%, 2037	JPY	5,000,000	54,063

			$1,610,745

Netherlands - 2.0%
Kingdom of Netherlands, 3.75%, 2014	EUR	110,000	$152,723

Spain - 4.7%
Kingdom of Spain, 5%, 2012	EUR	228,000	$327,757
Kingdom of Spain, 4.6%, 2019	EUR	29,000	39,945

			$367,702

Sweden - 1.9%
Kingdom of Sweden, 4.5%, 2015	SEK	1,110,000	$150,647

United Kingdom - 6.2%
United Kingdom Treasury, 8%, 2015	GBP	125,000	$238,531
United Kingdom Treasury, 8%, 2021	GBP	74,000	155,170
United Kingdom Treasury, 4.25%, 2036	GBP	64,000	92,478

			$486,179

Total Foreign Bonds			$5,418,064

U.S. Bonds - 23.2%
Asset Backed & Securitized - 2.8%
Commercial Mortgage Asset Trust, FRN, 0.872%, 2032 (i)(z)		$974,467	$31,135
Commercial Mortgage Pass-Through Certificates, FRN, 0.746%, 2017 (n)		59,000	49,119
Commercial Mortgage Pass-Through Certificates, FRN, 0.756%, 2017 (n)		80,532	68,736
First Union National Bank Commercial Mortgage Trust, FRN, 0.897%, 2043 (i)(n)		1,442,579	19,979
Greenwich Capital Commercial Funding Corp., FRN, 6.114%, 2038		30,000	21,769
GS Mortgage Securities Corp., 5.56%, 2039		30,000	22,526

			$213,264

Mortgage Backed - 1.3%
Fannie Mae, 5.37%, 2013		$24,036	$25,495
Fannie Mae, 4.78%, 2015		23,668	24,746
Fannie Mae, 5.09%, 2016		25,000	26,548
Fannie Mae, 5.423%, 2016		24,030	25,973

			$102,762

Municipals - 0.4%
New York Dormitory Authority
Rev. (New York University), “1”, BHAC, 5.5%, 2031		$30,000	$32,980

U.S. Government Agencies and Equivalents - 2.5%
Aid-Egypt, 4.45%, 2015		$49,000	$52,073
Small Business Administration, 4.57%, 2025		37,042	38,752
Small Business Administration, 5.21%, 2026		93,609	99,739

			$190,564

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

Global Governments Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds, 2.375%, 2010	$232,000	$237,682
U.S. Treasury Bonds, 4.75%, 2017	348,000	407,051
U.S. Treasury Bonds, 8%, 2021	29,000	42,911
U.S. Treasury Bonds, 5.375%, 2031	18,000	22,694
U.S. Treasury Notes, 4.75%, 2012	248,000	273,769
U.S. Treasury Notes, 4.125%, 2015	107,000	120,851
U.S. Treasury Notes, TIPS, 2%, 2016	154,231	159,101

		$1,264,059

Total U.S. Bonds		$1,803,629

Total Bonds		$7,221,693

MONEY MARKET FUNDS (v) - 7.7%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	600,998	$600,998

Total Investments		$7,822,691

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(28,972)

NET ASSETS - 100.0%		$7,793,719

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $182,155 representing 2.3% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 1.155%, 2023	5/25/06	$27,125	$15,954
Commercial Mortgage Asset Trust, FRN, 0.872%, 2032	8/25/03	36,344	31,135

Total Restricted Securities			$47,089
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS	Treasury Inflation Protected Security

Insurers
BHAC	Berkshire Hathaway Assurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$600,998	$7,221,693	$—	$7,822,691
Other Financial Instruments	$—	$(99,471)	$—	$(99,471)

(2) Derivative Contracts at 3/31/09

Forward Foreign Currency Exchange Contracts at 3/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	80,618	4/20/09 - 5/05/09	$53,982	$55,946	$1,964
BUY	CAD	61,398	5/19/09	48,459	48,713	255
SELL	CAD	123,312	4/30/09 - 5/19/09	99,632	97,830	1,801
BUY	DKK	3,169	5/05/09	543	565	22
SELL	DKK	15,800	5/05/09	2,894	2,816	78
BUY	EUR	141,236	5/18/09 - 5/20/09	180,961	187,644	6,683
SELL	EUR	23,000	5/20/09	31,164	30,558	606
BUY	GBP	54,334	5/18/09	76,630	77,970	1,340
SELL	GBP	10,464	5/18/09	15,135	15,016	118
SELL	JPY	25,652,324	5/18/09 - 5/19/09	264,601	259,321	5,280
BUY	SEK	119,354	4/22/09 - 4/30/09	13,798	14,518	720
SELL	SEK	742,818	4/30/09	93,308	90,356	2,952

						$21,819

Depreciation
SELL	AUD	127,773	4/20/09 - 5/05/09	$82,478	$88,642	$(6,164)
BUY	CAD	93,347	5/19/09	74,170	74,062	(108)
SELL	CAD	255,479	5/19/09	202,110	202,698	(588)
SELL	DKK	247,212	5/05/09	41,670	44,056	(2,386)
BUY	EUR	84,749	5/20/09	115,124	112,596	(2,528)
SELL	EUR	305,306	5/20/09	389,329	405,626	(16,297)
SELL	GBP	113,138	5/18/09	159,945	162,357	(2,412)
BUY	JPY	118,125,407	5/18/09 - 5/19/09	1,277,675	1,194,125	(83,550)
SELL	JPY	742,199	5/19/09	7,500	7,503	(3)
BUY	NOK	205,356	4/30/09	31,519	30,520	(999)
SELL	SEK	518,421	4/22/09 - 4/30/09	56,806	63,061	(6,255)

						$(121,290)

At March 31, 2009, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

3

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,220,132	(619,134)	600,998

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$257	$600,998

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

United States	29.7%
Japan	20.7%
Germany	10.5%
Italy	9.6%
United Kingdom	6.3%
France	4.8%
Spain	4.8%
Canada	3.8%
Belgium	3.4%
Other Countries	6.4%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.